Business combination	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Business combination

Note 4 — Business combination

Acquisition of Shanghai Guoyu

On July 1, 2021, Weidong acquired 99% interest of Shanghai Guoyu Information Technologies Co., Ltd (“Shanghai Guoyu”). The remaining 1% of Shanghai Guoyu is acquired by YY Online. The aggregate purchase price is RMB 20,000,000 (USD3,090,760). On July 19, 2021 Shanghai Guoyu established 100% owned subsidiary Kashi Guoyu Information Technologies Co., Ltd (“Kashi Guoyu”). On July 14, 2021, Weidong transferred its 100% equity interest of Korgas 233 and Korgas Weidong to Shanghai Guoyu.

Shanghai Guoyu is committed to the R&D and application of intelligent visual algorithm technology, using image recognition, data analysis and modeling, virtual imaging, visual artificial intelligence algorithm and other technologies, integrating algorithm and data processing capabilities, and integrating functions from data processing to algorithm application, so as to provide customers with a full stack of intelligent visual algorithm services. At present, Shanghai Guoyu mainly serves the Internet marketing industry. The development of Shanghai Guoyu’s business is closely related to the progress and development of the computer vision industry and the Internet marketing industry.

The Company’s acquisition of Shanghai Guoyu was accounted for as business combination in accordance with ASC 805. The Company then allocated the fair value of consideration of Shanghai Guoyu based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the Business Combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from independent appraisers. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Shanghai Guoyu based on valuation performed by an independent valuation firm engaged by the Company.

	Fair value
	RMB	USD
Software	8,955,001	1,383,888
Goodwill	13,283,748	2,052,844
Deferred tax liabilities	(2,238,750)	(345,972)
Total consideration	19,999,999	3,090,760

Software consists of mainly data algorithm software, with a fair value of RMB 8,955,001 (USD 1,383,888) and estimated finite useful life of 6 years.

Acquisitions of Tapuyu

On November 1, 2021, Viwotong Tech entered into Acquisition Framework Agreement to acquire 100% equity interests of Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”), a provider of advertising services. The aggregate purchase price is RMB 2 (USD 0.3) and the transaction consummated on November 1, 2021.

The Company’s acquisition of Tapuyu was accounted for as business combination in accordance with ASC 805. The Company then allocated the fair value of consideration of Tapuyu based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the Business Combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Tapuyu and translated the fair value from USD to RMB using the exchange rate on November 1, 2021 at the rate of USD 1.00 to RMB 6.4192.

	Fair value	Fair value
	RMB	USD
Cash	113,896	17,743
Other current assets	195,402	30,440
Current liabilities	(309,298)	(48,183)
Total consideration	-	-

Acquisitions of Pengcheng Keyi

On November 17, 2021, Viwotong Tech entered into Acquisition Framework Agreement to acquire 100% equity interests of Pengcheng Keyi (Xi’an) Intelligence Technology Co., Ltd. (“Pengcheng Keyi”), a provider of testing equipment development and sales. The aggregate purchase price is RMB 2 (USD 0.3) and the purchase consummated on December 7, 2021.

The Company’s acquisition of Pengcheng Keyi was accounted for as business combination in accordance with ASC 805. The Company then allocated the fair value of consideration of Pengcheng Keyi based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the Business Combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Pengcheng Keyi and translated the fair value from USD to RMB using the exchange rate on December 7, 2021 at the rate of USD 1.00 to RMB 6.3738.

	Fair value	Fair value
	RMB	USD
Cash	47,739	7,592
Other current assets	1,505,490	236,375
Current liabilities	(1,553,229)	(243,967)
Total consideration	-	-

On July 1, 2022, Viwo Technology Inc. entered into an equity transfer agreement to transfer 99.0% and 1.0% of the issued share capital of Pengcheng Keyi to two unrelated individuals at RMB 1.0 and RMB 0.1, respectively. The disposal resulted in a gain from disposal of approximately RMB 65,587 (USD 9,417).

Acquisitions of Bimai

On September 23, 2022, Viwotong Tech entered into Acquisition Framework Agreement to acquire 100% equity interests of Guangzhou Bimai Network Technology Co., Ltd. (“Bimai”), a provider of advertising services. The aggregate purchase price is RMB 2 (USD 0.3) and the transaction consummated on September 23, 2022.

The Company’s acquisitions of Bimai accounted for as business combination in accordance with ASC 805. The Company then allocated the fair value of consideration of Bimai based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the Business Combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Bimai and translated the fair value from USD to RMB using the exchange rate on September 23, 2022 at the rate of USD 1.00 to RMB 6.9920 and the net purchase price allocation on the date of the acquisition.

	Fair value	Fair value
	RMB	USD
Cash	2,035	291
Other current assets	2,213,241	316,539
Current liabilities	(2,215,276)	(316,830)
Total consideration	-	-

The amount of revenue and net loss that resulted from the acquisitions were approximately RMB 4.6 million (USD 0.7 million) and RMB 0.6 million (USD 0.1 million) during the years ended December 31, 2022.

On January 1, 2023, Viwotong Tech entered into an equity transfer agreement to transfer 100% of the issued share capital of Bimai to one unrelated individual at RMB 0. The disposal resulted in a loss from disposal of approximately RMB 1.1 million (USD 0.2 million).

Acquisition of Younike

On December 23, 2022, Shenzhen Viwotong entered into Acquisition Framework Agreement to acquire 100% equity interests of Beijing Younike Information Technology Co., Ltd. (“Younike”), a provider of advertising services. The aggregate purchase price is RMB 0 and the transaction consummated on January 1, 2023.

The Company’s acquisitions of Younike was accounted for as business combination in accordance with ASC 805. The Company then allocated the fair value of consideration of Younike based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the Business Combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Younike and translated the fair value from USD to RMB using the exchange rate on January 1, 2023 at the rate of USD 1.00 to RMB 6.9646.

	Fair value	Fair value
	RMB	USD
Cash	21,936	3,149
Other current assets	4,821,002	692,215
Current liabilities	(4,842,938)	(695,364)
Total consideration	-	-